Share-Based Compensation - Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum	4.43%	4.24%	2.20%
Risk-free interest rate of return, maximum	5.22%	5.66%	4.86%
Expected term	6 years	6 years	6 years
Volatility, minimum	62.50%	62.50%	50.30%
Volatility, maximum	64.20%	66.10%	57.80%
Dividend yield	3.50%	0.00%	0.00%
Exercise price	$ 0.0002	$ 0.0002	$ 0.0002
2018 Plan [Member] | Options classified as Equity Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate of return, minimum			4.40%
Risk-free interest rate of return		5.45%
Risk-free interest rate of return, maximum			4.40%
Expected term		10 years	10 years
Volatility, minimum			56.20%
Volatility		56.60%
Volatility, maximum			56.20%
Dividend yield		0.00%	0.00%
Exercise price		$ 0.0001	$ 0.0001